Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information and Statement of IFRS Compliance [Abstract]
Schedule of subsidiaries by geographic location
The main subsidiaries of the Company, their geographic locations and related participation are as follows:

Entity	Jurisdiction	Participation
OMF Fund II SO Ltd.	Canada	100.0%
OMF Fund III (Mg) Ltd.	Canada	100.0%
Valkyrie Royalty Inc.	British Columbia	100.0%
Coral Gold Resources Ltd.	British Columbia	100.0%
Coral Resources Inc.	Nevada, USA	100.0%
Compañia Minera Caserones	Chile	67.5%